[Logo] M F S(R)
INVESTMENT MANAGEMENT                                          SEMIANNUAL REPORT
75 YEARS                                                       JUNE 30, 1999
WE INVENTED THE MUTUAL FUND(R)



                               [graphic omitted]



                              A SERIES OF MFS(R) VARIABLE INSURANCE TRUST(SM) MFS(R) EMERGING
                              GROWTH SERIES

MFS(R) EMERGING GROWTH SERIES
A SERIES OF MFS(R) VARIABLE INSURANCE TRUST(SM)

TRUSTEES                                                INVESTMENT ADVISER
Jeffrey L. Shames*                                      Massachusetts Financial Services Company
Chairman, Chief Executive Officer, and                  500 Boylston Street
Director, MFS Investment Management(R)                  Boston, MA 02116-3741

Nelson J. Darling, Jr.                                  DISTRIBUTOR
Professional trustee                                    MFS Fund Distributors, Inc.
                                                        500 Boylston Street
William R. Gutow                                        Boston, MA 02116-3741
Vice Chairman,
Capitol Entertainment Management Company;               SHAREHOLDER SERVICE CENTER
Private investor and real estate consultant             MFS Service Center, Inc.
                                                        P.O. Box 2281
CHAIRMAN AND PRESIDENT                                  Boston, MA 02107-9906
Jeffrey L. Shames*
                                                        For additional information,
PORTFOLIO MANAGERS                                      contact your financial adviser.
John W. Ballen*
Toni Y. Shimura*                                        CUSTODIAN
                                                        State Street Bank and Trust Company
TREASURER
W. Thomas London*                                       WORLD WIDE WEB
                                                        www.mfs.com
ASSISTANT TREASURERS
Mark E. Bradley*
Ellen Moynihan*
James O. Yost*

SECRETARY
Stephen E. Cavan*

ASSISTANT SECRETARY
James R. Bordewick, Jr.*


*Affiliated with the Investment Adviser

--------------------------------------------------------------------------------------------
NOT FDIC INSURED                       MAY LOSE VALUE                      NO BANK GUARANTEE
--------------------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

Dear Contract Owners,
It has been almost two years since financial turmoil began to rock markets in Asia, Russia, and Latin America. Even developed markets such as Europe and the United States were not immune. In the U.S. equity market, for example, investors focused on a narrow group of 50 of the largest-company growth stocks because they seemed to offer less volatility in uncertain times. Fixed-income investors also became more concerned about risk, moving money into U.S. Treasury securities and out of corporate and municipal bonds and mortgage-backed securities.

The narrowness of the market was just one of three broad issues that dominated the U.S. equity market until recently. The other two were a slowdown in corporate earnings growth and high valuations, with stocks of many companies selling at extremely high prices relative to their earnings.

Although these have been challenging issues, we now see signs that we feel demonstrate each one is changing for the better. Today, we believe the markets are presenting more opportunities for investors to diversify, for our portfolio managers to find good values, and for us to show the benefits of staying with our long-term objectives and strategies. Investors seem to be regaining confidence in a wider range of companies. Stocks of some small and mid-sized companies, as well as some large industrial companies, have begun to perform better in the past few months than they had for the previous year or so. These companies appear to have benefited from early signs of stability in emerging markets and a continuation of economic growth in the United States.

U.S. companies also have produced better earnings. Corporate earnings were, on average, relatively flat in 1998. However, we expect earnings to grow 12% to 14% this year because more companies have benefited from the strong economy and from aggressive consolidation and cost-cutting measures they have taken over the past several years.

Based on their earnings projections, our analysts estimate that the U.S. stock market is still about 30% overvalued. While there has been some shift to a wider group of stocks, many investors are still focusing on the large-company stocks. As a result, most of the overvaluation is in the 50 largest stocks in the Standard & Poor's 500 Composite Index (the S&P 500), a popular, unmanaged index of common stock total return performance. That means about 450 stocks are selling at more attractive prices, particularly given what we see as the improved earnings outlooks for these and many small and mid-sized companies not in the S&P 500. These companies also benefit from consolidation, cost cutting, and global growth. Because they are smaller, they may be able to respond to these changes more quickly, and thus they have the potential to grow faster than the big companies.

The fixed-income markets, meanwhile, seem to be approaching the level of relative stability they enjoyed before the Asian turmoil. Some credit for this stability goes to the Federal Reserve Board (the Fed), which has reassured investors that it will act to prevent rapid economic growth from causing higher inflation and reduced purchasing power. Also, once investors saw that the overseas turmoil had little, if any, effect on the financial strength of most domestic bond issuers, the major non-Treasury markets -- corporate, municipal, and mortgage -- began to rebound. Our portfolio managers are now finding more opportunities to buy bonds with relatively stable prices and attractive yields.

The past two years have challenged investors. However, we believe we are well positioned for the current environment because our analysts and portfolio managers continue to rely on MFS(R) Original Research(SM) to help evaluate the long-term investment potential of each holding being considered for our portfolios. Also, we believe our discipline of staying with our clearly defined investment strategies can help us offer investment products with the potential to sustain returns over a variety of market cycles.

We appreciate your confidence and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames
    Jeffrey L. Shames
    Chairman and Chief Executive Officer
    MFS Investment Management(R)

    July 15, 1999

MANAGEMENT REVIEW AND OUTLOOK

Dear Contract Owners,
For the six months ended June 30, 1999, the Series provided a total return of 12.81% (including the reinvestment of any distributions). This compares to a 12.23% return over the same period for the Standard & Poor's 500 Composite Index (the S&P 500), a popular, unmanaged index of common stock total return performance, and to a 1.50% return for the Russell 2000 Total Return Index (the Russell 2000), an unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks that are traded on the New York Stock Exchange, the American Stock Exchange, and NASDAQ.

The Series' performance was impacted by three important factors. First, the Series has holdings in small, mid-sized, and large companies. Until early April, when the market began to broaden, its best-performing segment was made up of a narrow group of about 50 of the largest-company growth stocks in the S&P 500, as well as some Internet stocks. Prices of the large-company stocks, relative to their earnings, reached excessive levels. Now, investors have moved into a broader range of stocks that are selling at cheaper prices relative to their earnings. We think the broadening of the market will continue, and that should be a positive for the Series because it invests in companies of all market capitalizations.

Second, the Series was affected by the fact that we have not invested in many of the Internet stocks. While we have been reluctant to own Internet companies that have unproven business models, we do own established companies such as Cisco Systems, which provides systems to support Internet traffic, and Oracle, which provides one of the leading enabling technologies for e-commerce. Many of the Internet stocks, including new companies that have shown no profit, performed very well in the early part of the year. However, when investors became nervous over their valuations, they rushed out of them. Our investments in stocks with proven business models helped to protect the portfolio from a decline in Internet stock speculation.

The third factor has been our exposure to computer software companies. Many software companies have faced uncertainty over the Year 2000 (Y2K) computer issue. Earlier this year, it looked like many businesses would reduce their spending on computer software and systems to give themselves time to ensure their existing systems were Y2K ready. Although it now looks like spending won't be cut as much as people feared, the stocks have been impacted. We think the Y2K issue will be behind us by next spring. At that time, we think companies such as BMC Software and Computer Associates, which are dominant in their markets, should be among the best positioned in what we expect to be a very rapidly growing industry.

Technology continues to be the Series' largest sector. Companies are still increasing earnings growth by aggressively downsizing, restructuring, and outsourcing many business functions. Technology allows these companies to be more productive without necessarily hiring more people. We believe these trends will continue both domestically and internationally, and they should continue to benefit such holdings as Microsoft and Compuware.

Several of the Series' telecommunications and media holdings also have performed well. MCI WorldCom is a dominant player in telecommunications and the backbone of worldwide cellular traffic. MediaOne, which is being acquired by AT&T, has been a big beneficiary of the growth of cable, both for entertainment and for Internet access. Also, after several years of not being able to increase prices, health maintenance organizations such as United HealthCare have been raising their rates, which we think should make them more profitable.

    Respectfully,

/s/ John W. Ballen                               /s/ Toni Y. Shimura

    John W. Ballen                                   Toni Y. Shimura
    Portfolio Manager                                Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

It is not possible to invest directly in an index.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO MANAGERS' PROFILES

John W. Ballen is President, Chief Investment Officer, and a member of the Board of Directors of MFS Investment Management(R). He is portfolio manager of MFS(R) Emerging Growth Fund. Mr. Ballen is also a portfolio manager of MFS(R) Institutional Emerging Equities Fund, MFS(R) Emerging Growth Series (part of MFS(R) Variable Insurance Trust(SM)), the Emerging Growth Series offered through MFS(R)/Sun Life annuity products, MFS(R) Institutional Mid Cap Growth Fund, MFS(R) Global Growth Fund, and the Global Growth Series offered through MFS(R)/Sun Life annuity products. Mr. Ballen joined the MFS Research Department in 1984 as a research analyst. He was named Investment Officer and portfolio manager in 1986, Vice President in 1987, Director of Research in 1988, Senior Vice President in 1990, Director of Equity Portfolio Management in 1993, Chief Equity Officer in 1995, Executive Vice President in 1997, and President, Chief Investment Officer, and a member of the Board in 1998. Mr. Ballen is a graduate of Harvard College and earned a Master of Commerce degree from the University of New South Wales in Australia and an M.B.A. degree from Stanford University.

Toni Y. Shimura is Senior Vice President of MFS Investment Management(R) and portfolio manager of MFS(R) Managed Sectors Fund and the Managed Sectors Series offered through MFS(R)/Sun Life annuity products. She is also a portfolio manager of MFS(R) Global Growth Fund, MFS(R) Emerging Growth Series (part of MFS(R) Variable Insurance Trust(SM)), and the Global Growth Series and the Emerging Growth Series, both offered through MFS(R)/Sun Life annuity products. Ms. Shimura joined MFS in 1987 as a research analyst. She was named Investment Officer in 1990, Assistant Vice President in 1991, Vice President in 1992, portfolio manager in 1993, and Senior Vice President in 1999. Ms. Shimura is a graduate of Wellesley College and the Sloan School of Management of the Massachusetts Institute of Technology.

All equity portfolio managers began their careers at MFS Investment Management(R) as research analysts. Our portfolio managers are supported by an investment staff of over 100 professionals utilizing MFS(R) Original Research
(SM), a company-oriented, bottom-up process of selecting securities.

SERIES FACTS

Objective: Seeks long-term growth of capital.

Commencement of investment operations: July 24, 1995

Size: $1.2 billion net assets as of June 30, 1999







This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. A prospectus containing more information, including the exchange privilege and all charges and expenses, for any other MFS product is available from your financial adviser, or by calling MFS at 1-800-225-2606. Please read it carefully before investing or sending money.

PERFORMANCE SUMMARY

Because the Series is designed for investors with long-term goals, we have provided the cumulative as well as the average annual total returns for the applicable time periods. (See Notes to Performance Summary for more information.)

AVERAGE ANNUAL AND CUMULATIVE TOTAL RATES OF RETURN THROUGH JUNE 30, 1999
                                                 6 Months              1 Year            3 Years              Life*
-------------------------------------------------------------------------------------------------------------------
Cumulative Total Return                           +12.81%             +24.52%            +87.62%           +153.49%
-------------------------------------------------------------------------------------------------------------------
Average Annual Total Return                          --               +24.52%            +23.34%           + 26.65%
-------------------------------------------------------------------------------------------------------------------
* For the period from the commencement of the Series' investment operations, July 24, 1995, through June 30, 1999.

NOTES TO PERFORMANCE SUMMARY

All results are historical and assume the reinvestment of dividends and capital gains. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Subsidies and waivers may be rescinded at any time. See the prospectus for details.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF THE MORTALITY AND EXPENSE RISK CHARGES AND ADMINISTRATION FEES. PLEASE REFER TO THE ANNUITY PRODUCT'S ANNUAL REPORT FOR PERFORMANCE THAT REFLECTS THE DEDUCTION OF THE FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS.

Investing in small or emerging growth companies involves greater risk than is customarily associated with more-established companies. These risks may increase unit price volatility. See the prospectus for details.

PORTFOLIO OF INVESTMENTS (Unaudited) - June 30, 1999

Stocks - 93.9%
--------------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES                    VALUE
--------------------------------------------------------------------------------------------------------
  U.S. Stocks - 87.7%
    Advertising - 0.1%
      Big Flower Holdings, Inc.*                                          2,000           $       63,750
      Lamar Advertising Co., "A"*                                         1,200                   49,125
      Omnicom Group, Inc.                                                12,200                  976,000
      Outdoor Systems, Inc.*                                              3,900                  142,350
                                                                                          --------------
                                                                                          $    1,231,225
--------------------------------------------------------------------------------------------------------
  Aerospace - 0.2%
    Allied Signal, Inc.                                                  27,900           $    1,757,700
    Gulfstream Aerospace Corp.*                                           1,400                   94,588
                                                                                          --------------
                                                                                          $    1,852,288
--------------------------------------------------------------------------------------------------------
  Airlines
    Airborne Freight Corp.                                                1,700           $       47,069
    Atlas Air, Inc.*                                                      1,950                   62,887
    Skywest, Inc.                                                         1,800                   44,888
                                                                                          --------------
                                                                                          $      154,844
--------------------------------------------------------------------------------------------------------
  Agricultural Products
    Case Corp.                                                            9,300           $      447,563
--------------------------------------------------------------------------------------------------------
  Automotive - 0.1%
    AutoNation, Inc.*                                                     7,400           $      131,813
    Dana Corp.                                                            8,000                  368,500
    Dura Automotive Systems, Inc.*                                        1,100                   36,575
    Group 1 Automotive, Inc.*                                             2,200                   46,475
                                                                                          --------------
                                                                                          $      583,363
--------------------------------------------------------------------------------------------------------
  Banks and Credit Companies
    First Tennessee National Corp.                                        1,700           $       65,131
--------------------------------------------------------------------------------------------------------
  Biotechnology - 0.1%
    Waters Corp.*                                                        12,600           $      669,375
--------------------------------------------------------------------------------------------------------
  Broadcasting - 0.2%
    Hispanic Broadcasting Corp.*                                          1,800           $      136,575
    Infinity Broadcasting Corp.*                                         86,300                2,567,425
    Source Media, Inc.*                                                   2,900                   49,300
    Westwood One, Inc.*                                                   2,000                   71,375
                                                                                          --------------
                                                                                          $    2,824,675
--------------------------------------------------------------------------------------------------------
  Building
    Sherwin Williams Co.                                                  2,400           $       66,600
--------------------------------------------------------------------------------------------------------
  Business Machines - 1.8%
    Affiliated Computer Services, Inc., "A"*                              1,600           $       81,000
    Seagate Technology, Inc.*                                             2,800                   71,750
    Texas Instruments, Inc.                                             153,400               22,243,000
                                                                                          --------------
                                                                                          $   22,395,750
--------------------------------------------------------------------------------------------------------
  Business Services - 1.7%
    Abacus Direct Corp.*                                                    800           $       73,200
    Affiliated Managers Group, Inc.*                                      1,800                   54,338
    BISYS Group, Inc.*                                                   37,500                2,193,750
    Building One Services Corp.*                                          1,176                   16,317
    Ceridian Corp.*                                                       8,800                  287,650
    Computer Horizons Corp.*                                              7,600                  104,975
    Concord EFS, Inc.*                                                    2,100                   88,856
    First Data Corp.                                                    316,700               15,498,506
    Fiserv, Inc.*                                                         2,100                   65,756
    IMRglobal Corp.*                                                     62,500                1,203,125
    Insight Enterprises, Inc.*                                            1,650                   40,838
    Interim Services, Inc.*                                               3,350                   69,094
    Learning Tree International, Inc.*                                   98,300                1,075,156
    Metamor Worldwide, Inc.*                                              3,800                   91,437
    Pegasus Systems, Inc.*                                                1,600                   59,900
    Professional Detailing, Inc.*                                         1,400                   32,900
                                                                                          --------------
                                                                                          $   20,955,798
--------------------------------------------------------------------------------------------------------
  Computer Hardware - Systems
    Maxtor Corp.*                                                         4,200           $       21,131
--------------------------------------------------------------------------------------------------------
  Computer Software - Personal Computers - 5.2%
    Microsoft Corp.*                                                    718,400           $   64,790,700
    Verity, Inc.*                                                         1,600                   86,700
                                                                                          --------------
                                                                                          $   64,877,400
--------------------------------------------------------------------------------------------------------
  Computer Software - Services - 0.8%
    EMC Corp.*                                                           21,800           $    1,199,000
    Informatica Corp.*                                                      900                   32,062
    Internet Commerce Corp.*                                             13,900                  180,700
    Sun Microsystems, Inc.*                                             126,400                8,705,800
                                                                                          --------------
                                                                                          $   10,117,562
--------------------------------------------------------------------------------------------------------
  Computer Software - Systems - 8.9%
    ACT Networks, Inc.*                                                   3,600           $       61,425
    Adaptec, Inc.*                                                      172,800                6,102,000
    Adobe Systems, Inc.                                                   1,100                   90,372
    Ariba, Inc.*                                                          2,100                  204,225
    Aspen Technology, Inc.*                                               1,300                   15,275
    BMC Software, Inc.*                                                 135,280                7,305,120
    Business Objects S.A.*                                                2,000                   73,000
    Cadence Design Systems, Inc.*                                       295,300                3,765,075
    Checkfree Holdings Corp.*                                             2,400                   66,150
    Clarify, Inc.*                                                        2,500                  103,125
    Computer Associates International, Inc.                             230,200               12,661,000
    Compuware Corp.*                                                    329,290               10,475,538
    CSG Systems International, Inc.*                                      1,600                   41,900
    Etec Systems, Inc.*                                                   1,300                   43,225
    Inktomi Corp.*                                                       18,300                2,406,450
    Keane, Inc.                                                          13,600                  307,700
    Manugistics Group, Inc.*                                             19,000                  275,500
    NCR Corp.*                                                            1,400                   68,338
    Oracle Corp.*                                                     1,775,875               65,929,359
    Redback Networks, Inc.*                                                 600                   75,338
    SunGard Data Systems, Inc.*                                          18,000                  621,000
    Synopsys, Inc.*                                                       2,200                  121,412
    Vantive Corp.*                                                        9,600                  109,800
                                                                                          --------------
                                                                                          $  110,922,327
--------------------------------------------------------------------------------------------------------
  Conglomerates - 0.2%
    Kansas City Southern Industries, Inc.                                32,200           $    2,054,762
--------------------------------------------------------------------------------------------------------
  Construction Services
    Martin Marietta Materials, Inc.                                       1,600           $       94,400
--------------------------------------------------------------------------------------------------------
  Consumer Goods and Services - 6.2%
    Atwood Oceanics, Inc.*                                                2,100           $       65,625
    Callaway Golf Co.                                                     5,200                   76,050
    Carson, Inc., "A"*                                                   69,300                  229,556
    Dial Corp.                                                            1,900                   70,656
    Galileo International, Inc.                                          18,400                  983,250
    Sotheby's Holdings, Inc.                                              2,200                   83,875
    The Mead Corp.                                                       39,700                1,657,475
    TV Guide, Inc.*                                                       1,600                   58,600
    Tyco International Ltd.                                             776,179               73,542,961
    Whittaker Corp.*                                                      3,100                   86,800
                                                                                          --------------
                                                                                          $   76,854,848
--------------------------------------------------------------------------------------------------------
  Containers
    Owens Illinois, Inc.*                                                 3,600           $      117,675
    Sealed Air Corp.*                                                     1,400                   90,825
    Smurfit-Stone Container Corp.*                                        3,500                   71,969
    U.S. Can Corp.*                                                         300                    6,675
                                                                                          --------------
                                                                                          $      287,144
--------------------------------------------------------------------------------------------------------
  Electrical Equipment - 0.4%
    Honeywell, Inc.                                                      44,100           $    5,110,087
    Jabil Circuit, Inc.*                                                  1,600                   72,200
    Micrel, Inc.*                                                         1,200                   88,800
                                                                                          --------------
                                                                                          $    5,271,087
--------------------------------------------------------------------------------------------------------
  Electronics - 5.5%
    Altera Corp.*                                                       353,200           $   13,002,175
    Analog Devices, Inc.*                                               197,550                9,914,541
    Applied Materials, Inc.*                                            164,600               12,159,825
    Applied Micro Circuits Corp.*                                         1,500                  123,375
    Atmel Corp.*                                                         27,600                  722,775
    ATMI, Inc.*                                                           2,300                   68,425
    Burr-Brown Corp.*                                                     2,000                   73,250
    Conexant Systems, Inc.*                                               1,800                  104,512
    Credence Systems Corp.*                                               2,400                   89,100
    Flextronics International Ltd.*                                       1,400                   77,700
    GlobeSpan, Inc.*                                                      1,500                   59,625
    Level One Communications, Inc.*                                       1,600                   78,300
    Linear Technology Corp.                                              40,600                2,730,350
    LSI Logic Corp.*                                                     39,700                1,831,162
    LTX Corp.*                                                            6,300                   83,869
    Maxim Integrated Products, Inc.*                                      1,200                   79,800
    Microchip Technology, Inc.*                                           1,500                   71,063
    Micron Technology, Inc.*                                             33,500                1,350,469
    MIPS Technologies, Inc.*                                              1,800                   86,288
    Optical Coating Laboratory, Inc.                                      1,200                  100,350
    Parker-Hannifin Corp.                                                 2,400                  109,800
    Photronics, Inc.*                                                     2,400                   58,800
    PMC-Sierra, Inc.*                                                     2,600                  153,237
    Quanta Services, Inc.*                                                2,600                  114,400
    Sanmina Corp.*                                                        7,800                  591,825
    SCI Systems, Inc.*                                                    1,000                   47,500
    SIPEX Corp.*                                                          1,600                   32,800
    Solectron Corp.*                                                     56,300                3,754,506
    Teradyne, Inc.*                                                      94,500                6,780,375
    The DII Group, Inc.*                                                  2,600                   97,012
    Xilinx, Inc.*                                                       237,300               13,585,425
                                                                                          --------------
                                                                                          $   68,132,634
--------------------------------------------------------------------------------------------------------
  Energy
    BJ Services Co.*                                                      2,800           $       82,425
    Rowan Cos., Inc.*                                                     5,200                   95,875
                                                                                          --------------
                                                                                          $      178,300
--------------------------------------------------------------------------------------------------------
  Entertainment - 8.6%
    CBS Corp.*                                                          161,200           $    7,002,125
    Clear Channel Communications, Inc.*                                 239,765               16,528,800
    Comcast Corp.,"A"                                                   523,300               20,114,344
    Cox Radio, Inc.,"A"*                                                 51,800                2,810,150
    Gemstar International Group Ltd.*                                    37,500                2,446,875
    Harrah's Entertainment, Inc.*                                         3,200                   70,400
    Hearst-Argyle Television, Inc.*                                       1,900                   45,600
    International Speedway Corp.                                          1,300                   61,750
    MediaOne Group, Inc.*                                               313,100               23,286,812
    Premier Parks, Inc.*                                                  2,300                   84,525
    Readers Digest Assn., Inc., "A"                                       2,000                   79,500
    Time Warner, Inc.                                                   453,700               33,346,950
    Univision Communications, Inc., "A"*                                 18,400                1,214,400
    USA Networks, Inc.*                                                   3,000                  120,375
                                                                                          --------------
                                                                                          $  107,212,606
--------------------------------------------------------------------------------------------------------
  Financial Institutions - 0.2%
    Hambrecht & Quist Group, Inc.*                                        1,900           $       70,538
    CIT Group, Inc., "A"                                                  1,500                   43,312
    Morgan Stanley Dean Witter & Co.                                     22,000                2,255,000
    Paine Webber Group, Inc.                                              1,200                   56,100
    U.S. Trust Corp.                                                      5,000                  462,500
    Waddell & Reed Financial, Inc., "A"                                   2,100                   57,619
                                                                                          --------------
                                                                                          $    2,945,069
--------------------------------------------------------------------------------------------------------
  Financial Services
    FiNet.com, Inc.*                                                      8,400           $       46,725
--------------------------------------------------------------------------------------------------------
  Forest and Paper Products - 1.1%
    Bowater, Inc.                                                         2,600           $      122,850
    International Paper Co.                                              98,300                4,964,150
    Weyerhaeuser Co.                                                    115,000                7,906,250
                                                                                          --------------
                                                                                          $   12,993,250
--------------------------------------------------------------------------------------------------------
  Internet
    Ask Jeeves, Inc.                                                        800           $       11,200
    GoTo.com, Inc.*                                                       1,800                   50,400
    Software.com, Inc.*                                                   1,500                   34,781
                                                                                          --------------
                                                                                          $       96,381
--------------------------------------------------------------------------------------------------------
  Leisure
    Penske Motorsports, Inc.*                                             1,900           $       94,288
    Speedway Motorsports, Inc.*                                           1,700                   66,831
                                                                                          --------------
                                                                                          $      161,119
--------------------------------------------------------------------------------------------------------
  Machinery - 0.6%
    Caterpillar, Inc.                                                    29,800           $    1,788,000
    Deere & Co., Inc.                                                     9,000                  356,625
    Eaton Corp.                                                          55,000                5,060,000
    SI Handling Systems, Inc.                                            23,350                  245,175
                                                                                          --------------
                                                                                          $    7,449,800
--------------------------------------------------------------------------------------------------------
  Manufacturing - 0.2%
    Illinois Tool Works, Inc.                                            35,200           $    2,886,400
--------------------------------------------------------------------------------------------------------
  Medical and Health Products - 0.4%
    Biomatrix, Inc.*                                                      1,800           $       38,925
    Boston Scientific Corp.*                                            115,700                5,083,569
    C.R. Bard, Inc.                                                       1,100                   52,594
    King Pharmaceuticals, Inc.*                                           4,800                  124,200
    Respironics, Inc.*                                                    4,200                   63,525
    The Liposome, Inc.*                                                   4,500                   86,062
                                                                                          --------------
                                                                                          $    5,448,875
--------------------------------------------------------------------------------------------------------
  Medical and Health Technology and Services - 1.2%
    Alpharma, Inc.                                                        1,600           $       56,900
    Biogen, Inc.*                                                        39,500                2,540,344
    Cyberonics, Inc.*                                                       300                    3,750
    Enzon, Inc.*                                                          4,700                   97,231
    Gentex Corp.*                                                         2,900                   81,200
    HealthSouth Corp.*                                                    7,400                  110,537
    Henry Schein, Inc.*                                                   1,000                   31,688
    IDEXX Laboratories, Inc.*                                             2,900                   67,606
    Imclone Systems, Inc.*                                                1,750                   44,406
    LifePoint Hospitals, Inc.*                                            3,099                   41,643
    Mid Atlantic Medical Services, Inc.*                                  5,500                   54,313
    PacifiCare Health Systems, Inc., "B"*                                 1,000                   71,937
    Province Healthcare Co.*                                              1,625                   31,688
    Transkaryotic Therapies, Inc.*                                        2,000                   66,000
    Triad Hospitals, Inc.*                                                3,099                   41,837
    United HealthCare Corp.                                             177,900               11,140,987
    Wellpoint Health Networks, Inc.*                                        600                   50,925
                                                                                          --------------
                                                                                          $   14,532,992
--------------------------------------------------------------------------------------------------------
  Metal Fabrication
    The Timken Co.                                                        3,500           $       68,250
--------------------------------------------------------------------------------------------------------
  Mining
    Cyprus Amax Minerals Co.                                              5,400           $       82,013
--------------------------------------------------------------------------------------------------------
  Office Equipment
    United Stationers, Inc.                                               3,600           $       79,200
--------------------------------------------------------------------------------------------------------
  Oil Services - 1.8%
    Baker Hughes, Inc.                                                   60,700           $    2,033,450
    Cal Dive International, Inc.*                                         2,500                   74,688
    Diamond Offshore Drilling, Inc.                                      72,700                2,062,862
    ENSCO International, Inc.                                            73,500                1,465,406
    Global Industries, Inc.*                                              8,500                  108,906
    Global Marine, Inc.*                                                 29,800                  460,038
    Halliburton Co.                                                     265,700               12,022,925
    Nabors Industries, Inc.*                                             23,200                  566,950
    Noble Drilling Corp.*                                               137,700                2,710,969
    Smith International, Inc.*                                           17,800                  773,187
    Varco International, Inc.*                                            5,300                   57,969
                                                                                          --------------
                                                                                          $   22,337,350
--------------------------------------------------------------------------------------------------------
  Oils - 0.3%
    Apache Corp.                                                         65,900           $    2,570,100
    Santa Fe International Corp.                                         52,100                1,198,300
                                                                                          --------------
                                                                                          $    3,768,400
--------------------------------------------------------------------------------------------------------
  Pharmaceuticals - 0.5%
    Andrx Corp.*                                                          1,600           $      123,400
    Millennium Pharmaceuticals, Inc.*                                     2,700                   97,200
    Sepracor, Inc.*                                                      69,100                5,614,375
                                                                                          --------------
                                                                                          $    5,834,975
--------------------------------------------------------------------------------------------------------
  Printing and Publishing
    Electronics for Imaging, Inc.*                                        1,800           $       92,475
--------------------------------------------------------------------------------------------------------
  Restaurants and Lodging - 2.2%
    Applebee's International, Inc.                                        2,800           $       84,350
    Brinker International, Inc.*                                          2,100                   57,094
    CEC Entertainment, Inc.*                                              1,700                   71,825
    Cendant Corp.*                                                    1,319,504               27,049,832
    CKE Restaurants, Inc.                                                 1,320                   21,450
    Four Seasons Hotels, Inc.                                             1,700                   74,906
    IHOP Corp.*                                                           1,600                   38,500
    Papa John's International, Inc.*                                      1,300                   58,094
    Promus Hotel Corp.*                                                   3,382                  104,842
    Starwood Hotels & Resorts                                             2,100                   64,181
                                                                                          --------------
                                                                                          $   27,625,074
--------------------------------------------------------------------------------------------------------
  Retail - 0.4%
    bebe stores, inc.*                                                    1,800           $       61,200
    Gap, Inc.                                                            86,900                4,377,587
    Intimate Brands, Inc.                                                 5,040                  238,770
    Lands End, Inc.*                                                      3,100                  150,350
    Quiksilver, Inc.                                                      2,400                   62,550
    Tommy Hilfiger Corp.*                                                   900                   66,150
                                                                                          --------------
                                                                                          $    4,956,607
--------------------------------------------------------------------------------------------------------
  Special Products and Services
    Harmonic Lightwaves, Inc.*                                            1,700           $       97,644
    Millipore Corp.                                                       2,000                   81,125
    Newport News Shipbuilding, Inc.                                         500                   14,750
    SPX Corp.*                                                            2,900                  242,150
    Veritas DGC, Inc.*                                                    4,200                   76,912
                                                                                          --------------
                                                                                          $      512,581
--------------------------------------------------------------------------------------------------------
  Stores - 2.5%
    Abercrombie & Fitch Co.*                                             74,600           $    3,580,800
    AnnTaylor Stores Corp.*                                               1,500                   67,500
    Best Buy Co., Inc.*                                                  35,700                2,409,750
    Boise Cascade Office Products Corp.*                                  2,800                   32,900
    CompUSA, Inc.*                                                        6,400                   47,600
    Consolidated Stores Corp.*                                            1,500                   40,500
    Corporate Express, Inc.*                                             11,400                   79,800
    Cost Plus, Inc.                                                       1,800                   81,900
    CSK Auto Corp.*                                                       1,700                   45,900
    General Nutrition Cos., Inc.*                                         3,400                   79,263
    Linens 'n Things, Inc.*                                               1,600                   70,000
    Micro Warehouse, Inc.*                                               94,800                1,694,550
    Office Depot, Inc.*                                                 796,700               17,577,194
    Staples, Inc.*                                                       44,825                1,386,773
    Talbots, Inc.                                                         2,400                   91,500
    Tiffany & Co.                                                         6,500                  627,250
    Wal-Mart Stores, Inc.                                                53,300                2,571,725
                                                                                          --------------
                                                                                          $   30,484,905
--------------------------------------------------------------------------------------------------------
  Technology
    Galileo Technology Ltd.*                                              4,300           $      194,844
--------------------------------------------------------------------------------------------------------
  Telecommunications - 33.8%
    ADC Telecommunications, Inc.*                                        41,200           $    1,877,175
    Alltel Corp.                                                         47,600                3,403,400
    Amdocs Ltd.*                                                          3,600                   81,900
    AT&T Corp.*                                                         710,600               26,114,550
    Aware, Inc.*                                                          1,400                   64,575
    Cablevision Systems Corp.*                                           52,200                3,654,000
    Centinal Cellular Corp.*                                              1,800                   64,125
    Century Communications Corp.*                                        20,600                  947,600
    CenturyTel, Inc.                                                     95,025                3,777,244
    Cincinnati Bell, Inc.                                               102,500                2,556,094
    Cisco Systems, Inc.*                                              1,115,306               71,867,530
    CommNet Cellular, Inc.*                                               3,500                   91,875
    CommScope, Inc.*                                                      2,600                   79,950
    Copper Mountain Networks, Inc.*                                       1,100                   84,975
    Covad Communications Group, Inc.*                                    71,350                3,803,847
    Cox Communications, Inc.*                                            63,600                2,341,275
    Critical Path, Inc.*                                                    400                   22,125
    DSP Communications, Inc.*                                            20,300                  586,163
    EchoStar Communications, Corp.*                                         700                  107,406
    Electro Scientific Industries, Inc.*                                  1,500                   62,672
    General Instrument Corp.*                                            65,000                2,762,500
    General Motors Corp.                                                 26,200                1,473,750
    Global TeleSystems Group, Inc.*                                     327,380               26,517,780
    Hyperion Telecommunications, Inc., "A"*                               4,300                   80,894
    Intermedia Communications, Inc.*                                     49,400                1,482,000
    ITC Deltacom, Inc.*                                                   3,700                  103,600
    L-3 Communications Holding, Inc.*                                     1,600                   77,300
    Lucent Technologies, Inc.                                           185,500               12,509,656
    MCI WorldCom, Inc.*                                                 716,921               61,700,014
    Metromedia Fiber Network, Inc., "A"*                                116,600                4,190,312
    Motorola, Inc.                                                      245,850               23,294,287
    NEXTEL Communications, Inc.*                                        183,800                9,224,462
    Nortel Networks Corp.                                               231,900               20,131,819
    Novell, Inc.*                                                         2,700                   71,550
    NTL, Inc.*                                                           80,900                6,972,569
    Oak Industries, Inc.                                                  9,300                  406,294
    Omnipoint Corp.*                                                      6,500                  188,094
    Powerwave Technologies, Inc.*                                         2,400                   77,400
    Premiere Technologies, Inc.*                                          5,200                   59,800
    QUALCOMM, Inc.*                                                     251,600               36,104,600
    Qwest Communications International, Inc.*                           695,800               23,004,887
    RF Micro Devices, Inc.*                                               1,200                   89,550
    Rhythms NetConnections, Inc.*                                        31,500                1,838,812
    Scientific-Atlanta, Inc.                                             55,000                1,980,000
    Sprint Corp.                                                        318,700               16,831,344
    Sprint Corp. (PCS Group)                                            319,500               18,251,437
    Talk.com, Inc.*                                                      43,100                  484,875
    TCA Cable TV, Inc.                                                    1,800                   99,900
    Tellabs, Inc.*                                                      318,800               21,538,925
    Time Warner Telecom, Inc.*                                            3,600                  104,400
    U.S. Satellite Broadcasting Co., Inc., "A"*                           3,900                   69,981
    Uniphase Corp.*                                                      31,445                5,219,870
    Viatel, Inc.*                                                        13,700                  768,913
    Voicestream Wireless Corp.*                                           1,900                   54,031
    Western Wireless Corp.*                                              16,800                  453,600
    Winstar Communications, Inc.*                                        10,400                  507,000
    Tekelec Co.*                                                         12,800                  156,000
                                                                                          --------------
                                                                                          $  420,470,687
--------------------------------------------------------------------------------------------------------
  Transportation
    Navistar International Corp.                                          1,500           $       75,000
--------------------------------------------------------------------------------------------------------
  Utilities - Electric - 0.3%
    AES Corp.*                                                           65,400           $    3,801,375
    Calpine Corp.                                                         1,500                   81,000
                                                                                          --------------
                                                                                          $    3,882,375
--------------------------------------------------------------------------------------------------------
  Utilities - Gas - 0.8%
    Williams Cos., Inc.                                                 246,200           $   10,478,887
--------------------------------------------------------------------------------------------------------
  Utilities - Telephone - 1.4%
    Frontier Corp.                                                      293,700           $   17,328,300
--------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                         $1,092,103,347
--------------------------------------------------------------------------------------------------------
Foreign Stocks - 6.2%
  Bermuda
    Ace Ltd. (Insurance)                                                  2,300           $       64,975
--------------------------------------------------------------------------------------------------------
  Brazil
    Telecomunicacoes Brasileiras S.A
      (Telecommunications)                                              117,100           $        7,319
--------------------------------------------------------------------------------------------------------
  Canada
  QLT Phototherapeutics (Medical and Health
    Products)*                                                            1,600           $       88,000
--------------------------------------------------------------------------------------------------------
  Finland - 1.1%
    Nokia Corp., ADR (Telecommunications)                               151,800           $   13,899,188
--------------------------------------------------------------------------------------------------------
  Germany - 0.6%
    Mannesmann AG (Conglomerate)                                         51,275           $    7,661,636
--------------------------------------------------------------------------------------------------------
  Japan - 0.4%
    Hitachi (Electronics)                                               467,000           $    4,383,435
--------------------------------------------------------------------------------------------------------
  Mexico - 0.1%
    Grupo Television S.A. de C.V., GDR (Entertainment)*                  22,300           $      999,319
--------------------------------------------------------------------------------------------------------
  Netherlands - 1.6%
    ASM Lithography Holding N.V. (Computer Software -
      Systems)*                                                          31,900           $    1,894,063
    Equant N.V. (Computer Software - Services)*                         104,900                9,873,712
    Koninklijke Philips Electronics N.V. (Electronics)                   45,028                4,542,200
    New Holland N.V. (Agricultural Products)                              5,000                   85,625
    STMicroelectronics N.V. (Electronics)                                51,000                3,538,125
                                                                                          --------------
                                                                                          $   19,933,725
--------------------------------------------------------------------------------------------------------
  South Korea
    SK Telecom Ltd., ADR (Telecommunications)*                           28,900           $      491,300
--------------------------------------------------------------------------------------------------------
  Spain
    Telefonica Publicidad e Informacion, S.A
      (Telephone)                                                         8,200           $      163,509
--------------------------------------------------------------------------------------------------------
  Sweden - 0.8%
    Ericsson LM, ADR (Telecommunications)                               304,700           $   10,036,056
--------------------------------------------------------------------------------------------------------
  United Kingdom - 1.6%
    ARM Holdings PLC, ADR (Computer Software -
      Systems)*                                                         147,740           $    5,152,432
    ICON PLC, ADR (Biotechnology)*                                          300                    5,888
    Vodafone Group PLC (Telecommunications)                              75,400               14,853,800
                                                                                          --------------
                                                                                          $   20,012,120
--------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                      $   77,740,582
--------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $861,597,769)                                              $1,169,843,929
--------------------------------------------------------------------------------------------------------

Short-Term Obligations - 9.6%
--------------------------------------------------------------------------------------------------------
                                                              PRINCIPAL AMOUNT
                                                                 (000 OMITTED)
--------------------------------------------------------------------------------------------------------
    Federal Home Loan Bank, due 7/01/99 - 7/07/99                      $ 44,400           $   44,383,267
    Federal Home Loan Mortgage Corp., due 7/14/99 - 7/29/99              60,000               59,847,505
    Federal National Mortgage Assn., due 7/15/99                         16,000               15,969,760
--------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                           $  120,200,532
--------------------------------------------------------------------------------------------------------
Other Short-Term Obligations - 15.5%
--------------------------------------------------------------------------------------------------------
                                                                        SHARES
--------------------------------------------------------------------------------------------------------
    Navigator Securities Lending Prime Portfolio,
      (Identified Cost, $192,673,277)                               192,673,277           $  192,673,277
--------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,174,471,578)                                       $1,482,717,738
Other Assets, Less Liabilities - (19.0)%                                                    (236,716,748)
--------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                       $1,246,000,990
--------------------------------------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities (Unaudited)
--------------------------------------------------------------------------------
JUNE 30, 1999
--------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $1,174,471,578)        $1,482,717,738
  Cash                                                                  396,629
  Receivable for Series shares sold                                   1,876,082
  Receivable for investments sold                                    22,322,475
  Interest and dividends receivable                                     287,574
  Deferred organization expenses                                          1,959
  Other assets                                                            6,736
                                                                 --------------
      Total assets                                               $1,507,609,193
                                                                 --------------
Liabilities:
  Payable for Series shares reacquired                           $      526,555
  Collateral for securities loaned, at value                        192,673,277
  Payable for investments purchased                                  68,340,668
  Payable to affiliates -
    Management fee                                                       25,378
    Administrative fee                                                      491
    Shareholder servicing agent fee                                       1,186
  Accrued expenses and other liabilities                                 40,648
                                                                 --------------
      Total liabilities                                          $  261,608,203
                                                                 --------------
Net assets                                                       $1,246,000,990
                                                                 ==============
Net assets consist of:
  Paid-in capital                                                $  880,379,854
  Unrealized appreciation on investments and translation of
    assets and liabilities in foreign currencies                    308,247,303
  Accumulated undistributed net realized gain on investments
    and foreign currency transactions                                58,458,396
  Accumulated net investment loss                                    (1,084,563)
                                                                 --------------
      Total                                                      $1,246,000,990
                                                                 ==============
Shares of beneficial interest outstanding                          51,427,402
                                                                   ==========

Net asset value, offering price, and redemption price per share
  (net assets / shares of beneficial interest outstanding)           $24.23
                                                                     ======

See notes to financial statements

Statement of Operations (Unaudited)
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 1999
--------------------------------------------------------------------------------
Net investment income (loss):
  Income -
    Interest                                                       $  2,141,352
    Dividends                                                         1,178,186
    Foreign taxes withheld                                              (22,052)
                                                                   ------------
      Total investment income                                      $  3,297,486
                                                                   ------------
  Expenses -
    Management fee                                                 $  3,931,164
    Trustees' compensation                                                1,123
    Shareholder servicing agent fee                                     183,454
    Administrative fee                                                   77,923
    Custodian fee                                                       153,214
    Printing                                                             37,936
    Auditing fee                                                         16,004
    Legal fees                                                              592
    Amortization of organization expenses                                   914
    Miscellaneous                                                        25,115
                                                                   ------------
      Total expenses                                               $  4,427,439
    Fees paid indirectly                                                (45,390)
                                                                   ------------
      Net expenses                                                 $  4,382,049
                                                                   ------------
        Net investment loss                                        $ (1,084,563)
                                                                   ------------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                        $ 74,850,437
    Foreign currency transactions                                        (2,099)
                                                                   ------------
      Net realized gain on investments and foreign currency
        transactions                                               $ 74,848,338
                                                                   ------------
  Change in unrealized appreciation -
    Investments                                                    $ 58,023,516
    Translation of assets and liabilities in foreign currency             1,150
                                                                   ------------
      Net unrealized gain on investments and foreign currency
        translation                                                $ 58,024,666
                                                                   ------------
        Net realized and unrealized gain on investments and
          foreign currency                                         $132,873,004
                                                                   ------------
          Increase in net assets from operations                   $131,788,441
                                                                   ============

See notes to financial statements

FINANCIAL STATEMENTS - continued
Statement of Changes in Net Assets
------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS ENDED                   YEAR ENDED
                                                            JUNE 30, 1999            DECEMBER 31, 1998
                                                              (UNAUDITED)
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment loss                                      $   (1,084,563)                $ (1,809,425)
  Net realized gain (loss) on investments and foreign
    currency transactions                                      74,848,338                  (13,218,942)
  Net unrealized gain on investments and foreign
    currency translation                                       58,024,666                  205,575,737
                                                           --------------                 ------------
    Increase in net assets from operations                 $  131,788,441                 $190,547,370
                                                           --------------                 ------------
Distributions declared to shareholders -
  From net realized gain on investments and foreign
    currency transactions                                  $         --                   $ (1,542,853)
  In excess of net realized gain on investments and
    foreign currency transactions                                    --                     (3,207,133)
  From paid-in capital                                               --                        (24,649)
                                                           --------------                 ------------
      Total distributions declared to shareholders                   --                   $ (4,774,635)
                                                           --------------                 ------------
Net increase in net assets from Series share
  transactions                                             $  205,226,010                 $338,733,544
                                                           --------------                 ------------
      Total increase in net assets                         $  337,014,451                 $524,506,279
Net assets:
  At beginning of period                                      908,986,539                  384,480,260
                                                           --------------                 ------------
  At end of period (including accumulated net
    investment loss of $1,084,563 and $0,
    respectively)                                          $1,246,000,990                 $908,986,539
                                                           ==============                 ============

See notes to financial statements

FINANCIAL STATEMENTS - continued
Financial Highlights
-----------------------------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,                  PERIOD ENDED
                                      SIX MONTHS ENDED        --------------------------------------------       DECEMBER 31,
                                         JUNE 30, 1999              1998             1997             1996              1995*
                                           (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period           $21.47            $16.13           $13.24           $11.41             $10.00
                                                ------            ------           ------           ------             ------
Income from investment operations# -
  Net investment income (loss)                  $(0.02)           $(0.05)          $(0.06)          $(0.01)            $ 0.01
  Net realized and unrealized gain on
    investments and foreign currency              2.78              5.55             2.95             1.95               1.74
                                                ------            ------           ------           ------             ------
      Total from investment operations          $ 2.76            $ 5.50           $ 2.89           $ 1.94             $ 1.75
                                                ------            ------           ------           ------             ------
Less distributions declared to shareholders -
  From net investment income                    $ --              $ --             $ --             $ --               $(0.01)
  From net realized gain on
    investments and foreign currency
    transactions                                  --               (0.05)            --              (0.06)             (0.26)
  In excess of net realized gain on
    investments and foreign currency
    transactions                                  --               (0.11)            --              (0.05)              --
  From paid-in capital                            --                --               --               --                (0.07)
                                                ------            ------           ------           ------             ------
      Total distributions declared to
        shareholders                            $  --             $(0.16)          $  --            $(0.11)            $(0.34)
                                                ------            ------           ------           ------             ------
Net asset value - end of period                 $24.23            $21.47           $16.13           $13.24             $11.41
                                                ======            ======           ======           ======             ======
Total return                                    12.81%++          34.16%           21.90%           17.02%             17.41%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                     0.85%+            0.85%            0.90%            1.00%              1.00%+
  Net investment income (loss)                 (0.21)%+          (0.29)%          (0.38)%          (0.08)%              0.10%+
Portfolio turnover                                 76%               71%             112%              96%                73%
Net assets at end of period (000
  omitted)                                  $1,246,001          $908,987         $384,480         $104,956             $3,869

(S) Prior to January 1, 1998, the investment adviser voluntarily agreed to maintain, subject to reimbursement by the Series, the expenses of the Series at not more than 1.00% of average daily net assets. To the extent actual expenses were over or under this limitation, the net investment loss per share and the ratios would have been:
      Net investment loss                                                          $(0.05)          $(0.03)            $(0.18)
      Ratios (to average net assets):
        Expenses##                                                                  0.87%            1.16%              2.91%+
        Net investment loss                                                       (0.35)%          (0.23)%            (1.78)%+
 * For the period from the commencement of the Series' investment operations, July 24, 1995, through December 31, 1995.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.

## The Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. The Series' expenses are calculated without reduction for this expense offset arrangement.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Emerging Growth Series (the Series) is a diversified series of MFS(R) Variable Insurance Trust(SM) (the Trust) which comprises the following 15 series: MFS(R) Bond Series, MFS(R) Capital Opportunities Series (formerly MFS(R) Value Series), MFS Emerging Growth Series, MFS(R)/Foreign & Colonial Emerging Markets Equity Series, MFS(R) Global Governments Series (formerly MFS(R) World Governments Series), MFS(R) Global Equity Series, MFS(R) Growth Series, MFS(R) Growth with Income Series, MFS(R) High Income Series, MFS(R) Limited Maturity Series, MFS(R) Money Market Series, MFS(R) New Discovery Series, MFS(R) Research Series, MFS(R) Total Return Series, and MFS(R) Utilities Series. The Series is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each Series of the Trust are separate accounts of insurance companies which offer variable annuity and/or life insurance products. As of June 30, 1999, there were 92 shareholders of the Series.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans - The Series may lend its securities to member banks of the Federal Reserve System and to member firms of the New York Stock Exchange or subsidiaries thereof. State Street Bank and Trust Company ("State Street"), as agent, loans the securities to certain brokers (the "Borrowers") approved by the Series. The loans are collateralized at all times by cash and U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the Series with indemnification against Borrower default. The Series bears the risk of loss with respect to the investment of cash collateral.

At June 30, 1999, the value of securities loaned was $192,682,781. These loans were collateralized by cash of $192,673,277 and U.S. Treasury securities of $9,504. Cash collateral is invested in short-term securities, which are included in the Portfolio of Investments. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the Fund and State Street in its capacity as lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the Fund and State Street. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Deferred Organization Expenses - Costs incurred by the Series in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period beginning on the date of commencement of Series operations.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The Series' custody fee is calculated as a percentage of the Series' month end net assets. The fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the Series. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The Series distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

(3) Transactions with Affiliates
Investment Adviser - The Series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the Series' average daily net assets.

The Series pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Series, all of whom receive remuneration for their services to the Series from MFS. Certain officers and Trustees of the Series are officers or directors of MFS, and MFS Service Center, Inc. (MFSC).

Administrator - The Series has an administrative services agreement with MFS to provide the Fund with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the Series pays MFS an administrative fee at the following annual percentages of the Series' average daily net assets:

                First $1 billion                       0.0150%
                Next $1 billion                        0.0125%
                Next $1 billion                        0.0100%
                In excess of $3 billion                0.0000%

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the Series' average daily net assets at an effective annual rate of 0.035%.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, and short-term obligations, aggregated $899,351,653 and $750,614,965, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the Series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                $1,174,471,578
                                                              --------------
Gross unrealized appreciation                                 $  332,219,910
Gross unrealized depreciation                                    (23,973,750)
                                                              --------------
    Net unrealized appreciation                               $  308,246,160
                                                              ==============

(5) Shares of Beneficial Interest
The Series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in Series shares were as follows:

Class A Shares
                                    SIX MONTHS ENDED JUNE 30, 1999          YEAR ENDED DECEMBER 31, 1998
                                    ------------------------------        ------------------------------
                                        SHARES              AMOUNT            SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold                         15,914,173       $ 359,305,546        31,952,822       $ 583,212,135
Shares issued to shareholders
  in reinvestment
  of distributions                          --                  --           257,393           4,774,635
Shares reacquired                   (6,824,087)       (154,079,536)      (13,705,758)       (249,253,226)
                                    ----------       -------------       -----------       -------------
    Net increase                     9,090,086       $ 205,226,010        18,504,457       $ 338,733,544
                                    ==========       =============       ===========       =============

(6) Line of Credit
The Series and other affiliated funds participate in an $820 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Series for the six months ended June 30, 1999, was $368. The Series had no significant borrowings during the period.

(C)1999 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116-3741

                                                                VEG-3 8/99 145M